        THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
       FILED ON NOVEMBER 16, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL
             TREATMENT AND FOR WHICH THE REQUEST FOR CONFIDENTIAL
                         TREATMENT HAS BEEN WITHDRAWN.

                                   FORM 13F

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2004
               Check here if Amendment [X]; Amendment Number: 1
                       This Amendment (Check only one):
                         [_] is a restatement
                         [X] adds new holding entries

Institutional Investment Manager Filing this Report:

                   Name:    Stark Offshore Management, LLC
                   Address: 3600 South Lake Drive
                            St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-11007

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                           Name:  Colin M. Lancaster
                           Title: General Counsel
                           Phone: (414) 294-7000

Signature, Place and Date of Signing:

 /s/  Colin M. Lancaster    St. Francis, Wisconsin      November 24, 2004
 ------------------------  ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

Report Type (Check only one):

[X]13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:       None

                             FORM 13F SUMMARY PAGE

          Report Summary:

          Number of Other Included Managers:      0

          Form 13F Information Table Entry Total: 2

          Form 13F Information Table Value Total: $38,724 (thousands)

          List of Other Included Managers:        None

                           FORM 13F INFORMATION TABLE

           Column 1                Column 2   Column 3    Column 4         Column 5         Column 6    Column 7        Column 8
--------------------------------- ---------- ----------- --------- ------------------------ ----------- --------- ------------------
                                                                                                                   Voting Authority
                                  Title of                Value      Shrs or  SH/PRN  Put/  Investment   Other    ------------------
      Name of Issuer               Class      CUSIP      (X$1000)    Prn Amt          Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AT&T WIRELESS SVCS INC            Common     00209A106   $13,547   916,550    SH               Sole                X
------------------------------------------------------------------------------------------------------------------------------------
AT&T WIRELESS SVCS INC            Option     00209A906   $11,085   750,000            Call     Sole                X
------------------------------------------------------------------------------------------------------------------------------------
ROUSE CO                          Common     779273101   $14,092   210,700    SH               Sole                X
------------------------------------------------------------------------------------------------------------------------------------